16 Investments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
ASSETS		R$ 38,312,550	R$ 35,930,100
Current assets		7,909,196	6,677,846
Noncurrent assets		30,403,354	29,252,254
Current liabilities		5,345,621	6,695,114
Noncurrent liabilities		15,368,717	12,898,772
Equity		17,598,212	16,336,214	R$ 15,510,503	R$ 14,978,142
STATEMENT OF INCOME
Operating revenues		16,244,274	14,934,780	14,024,573
Operating costs and expenses		(11,760,176)	(11,501,688)	(10,665,890)
Financial results		(488,486)	(438,050)	(748,440)
Equity in earnings of investees		106,757	135,888	101,739
Income tax and social contribution		639,326	511,993	274,686
Net income (loss)	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Total comprehensive income		1,939,685	1,405,644	1,086,917
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		2,945,006	1,770,971	989,206
Cash flows from investment activities		(1,663,651)	(2,149,153)	(1,581,173)
Cash flows from financing activities		(288,037)	1,286,516	649,969
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS		993,318	908,334	58,002
Cash and cash equivalents at the beginning of the period	1,948,409	1,948,409	1,040,075	982,073
Cash and cash equivalents at the end of the period		2,941,727	1,948,409	1,040,075
CHANGE IN CASH AND CASH EQUIVALENTS		993,318	908,334	58,002
Compagas [Member]
Disclosure of subsidiaries [line items]
ASSETS		904,993	675,286	632,910
Current assets		313,896	204,725	151,966
Noncurrent assets		591,097	470,561	480,944
LIABILITIES		904,993	675,286	632,910
Current liabilities		236,190	133,769	147,743
Noncurrent liabilities		110,475	106,900	87,409
Equity		558,328	434,617	397,758
STATEMENT OF INCOME
Operating revenues		866,884	588,532	515,563
Operating costs and expenses		(662,306)	(515,594)	(309,213)
Financial results		43,186	(2,411)	(25,612)
Equity in earnings of investees
Income tax and social contribution		(74,791)	(10,909)	(66,785)
Net income (loss)		172,973	59,618	113,953
Other comprehensive income		(1,277)	187	(251)
Total comprehensive income		171,696	59,805	113,702
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		54,760	66,017	83,661
Cash flows from investment activities		(17,531)	(15,961)	(14,268)
Cash flows from financing activities		14,312	(43,980)	(20,623)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS		51,541	6,076	48,770
Cash and cash equivalents at the beginning of the period	90,155	90,155	84,079	35,309
Cash and cash equivalents at the end of the period		141,696	90,155	84,079
CHANGE IN CASH AND CASH EQUIVALENTS		51,541	6,076	48,770
Elejor [Member]
Disclosure of subsidiaries [line items]
ASSETS			652,175	675,450
Current assets			80,990	77,216
Noncurrent assets			571,185	598,234
LIABILITIES			652,175	675,450
Current liabilities			124,880	164,574
Noncurrent liabilities			473,318	449,149
Equity			53,977	61,727
STATEMENT OF INCOME
Operating revenues		218,421	293,942	291,597
Operating costs and expenses		(86,237)	(89,931)	(93,230)
Financial results		(92,728)	(89,301)	(54,254)
Equity in earnings of investees
Income tax and social contribution		(13,331)	(38,379)	(47,893)
Net income (loss)		26,125	76,331	96,220
Other comprehensive income
Total comprehensive income		26,125	76,331	96,220
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		51,839	127,108	143,911
Cash flows from investment activities		(314)	(2,659)	(1,461)
Cash flows from financing activities		(56,533)	(119,468)	(143,028)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS		(5,008)	4,981	(578)
Cash and cash equivalents at the beginning of the period	42,886	42,886	37,905	38,483
Cash and cash equivalents at the end of the period		37,878	42,886	37,905
CHANGE IN CASH AND CASH EQUIVALENTS		(5,008)	4,981	(578)
UEG Araucaria [Member]
Disclosure of subsidiaries [line items]
ASSETS			436,137	507,060
Current assets			33,573	99,101
Noncurrent assets			402,564	407,959
LIABILITIES			436,137	507,060
Current liabilities			42,185	38,386
Noncurrent liabilities			23,290	22,470
Equity			370,662	446,204
STATEMENT OF INCOME
Operating revenues		52,216	524	129,084
Operating costs and expenses		(131,596)	(94,970)	(121,883)
Financial results		832	2,275	5,302
Equity in earnings of investees		916		(5,777)
Income tax and social contribution		(22,703)	16,316	(7,098)
Net income (loss)		(100,335)	(75,855)	(372)
Other comprehensive income		132
Total comprehensive income		(100,203)	(75,855)	(372)
STATEMENTS OF CASH FLOWS
Cash flows from operational activities		(57,585)	(26,980)	(86,840)
Cash flows from investment activities		(1,945)	(2,768)	118,460
Cash flows from financing activities		45,133
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS		(14,397)	(29,748)	31,620
Cash and cash equivalents at the beginning of the period	R$ 21,516	21,516	51,264	19,644
Cash and cash equivalents at the end of the period		7,119	21,516	51,264
CHANGE IN CASH AND CASH EQUIVALENTS		R$ (14,397)	R$ (29,748)	R$ 31,620